13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check one only):  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John S. Orrico
Title:  President
Phone:  (212) 584-2367

Signature, Place, and Date of Signing:

/s/ John S. Orrico      New York, New York       9/22/2007
     [Signature]          [City, State]           [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         57

Form 13F Information Table Value Total:                $   154,886
                                                       (thousands)


List of Other Included Managers:
                                      NONE

   COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
   --------                    --------        --------   --------   --------------------  --------  --------    -------------------
                                                          FAIR       SHARES
                                                          MARKET     OR
                               TITLE OF        CUSIP      VALUE      PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           NUMBER     (000'S)    AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ASE TEST LTD                   ORD             Y02516105   2413      167900     SH         SOLE                  167900
ALCAN INC                      COM             013716105   5795       57900     SH         SOLE                   57900
ALCAN INC                      COM             013716105      2         460     SH   PUT   SOLE                     460
ALCOA INC                      COM             013817101    659       16858     SH         SOLE                   16858
ALFA CORP                      COM             015385107    489       26885     SH         SOLE                   26885
ALLIANCE DATA SYSTEMS          COM             018581108    891       11500     SH         SOLE                   11500
ALLIANCE DATA SYSTEMS          COM             018581108     21          80     SH   PUT   SOLE                      80
ALLIANCE DATA SYSTEMS          COM             018581108      4          35     SH   PUT   SOLE                      35
ANDREW CORP                    COM             034425108   7194      519428     SH         SOLE                  519428
APPLEBEES INTL INC             COM             037899101   4830      194116     SH         SOLE                  194116
APPLIX INC                     COM             038316105   3522      198098     SH         SOLE                  198098
ARROW INTL INC                 COM             042764100   7146      157087     SH         SOLE                  157087
AUTHORIZE.NET HLDGS            COM             052686102   3039      172401     SH         SOLE                  172401
AVAYA INC                      COM             053499109   5829      343675     SH         SOLE                  343675
BIOENVISION                    COM             09059N100   1004      190100     SH         SOLE                  190100
CAPITALSOURCE INC              COM             14055X102     30         500     SH   PUT   SOLE                     500
CERIDAN CORP NEW               COM             156779100   2015       58000     SH         SOLE                   58000
CHECKFREE CORP NEW             COM             162813109   4519       97100     SH         SOLE                   97100
CHITTENDEN CORP                COM             170228100   2637       74999     SH         SOLE                   74999
CLEAR CHANNEL COMMUNICATIONS   COM             184502102   1685       45000     SH         SOLE                   45000
CLEAR CHANNEL COMMUNICATIONS   COM             184502102     12         450     SH   PUT   SOLE                     450
COINMACH SVC CORP              CL A            19259W206   1754      146300     SH         SOLE                  146300
CONEXANT SYSTEMS INC           COM             207142100    117       97385     SH         SOLE                   97385
CYTYC CORP                     COM             232946103  10118      212337     SH         SOLE                  212337
CYTYC CORP                     COM             232946103      1         120     SH   PUT   SOLE                     120
DADE BEHRING HLDGS INC         COM             23342J206   3833       50200     SH         SOLE                   50200
EDO CORP                       COM             281347104   1899       33900     SH         SOLE                   33900
EDWARDS A.G. INC               COM             281760108   6949       82979     SH         SOLE                   82979
ELECTRONIC CLEARING HOUSE IN   COM PAR .01 NEW 285562500    955       88382     SH         SOLE                   88382
EQUITY INNS INC                COM             294703103   6171      273300     SH         SOLE                  273300
FLORIDA ROCK INDS INC          COM             341140101   8044      128732     SH         SOLE                  128732
FOXHOLLOW TECHNOLOGIES INC     COM             35166A103   1493       56537     SH         SOLE                   56537
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW         38144H208   1652      508292     SH         SOLE                  508292
GREATER BAY BNCP               COM             391648102   1656       60000     SH         SOLE                   60000
HARMAN INTL INDS INC           COM             413086109    742        8575     SH         SOLE                    8575
HEMOSENSE INC                  COM             423691104   2255      150552     SH         SOLE                  150552
HERCULES OFFSHORE INC          COM             427093109    392       15012     SH         SOLE                   15012
HORIZON OFFSHORE               COM NEW         44043J204   6118      370765     SH         SOLE                  370765
HUNTSMAN CORP                  COM             447011107   3195      120626     SH         SOLE                  120626
KEYSTONE AUTOMOTIVE INDS INC   COM             49338N109   6176      129323     SH         SOLE                  129323
LYONDELL CHEMICAL CO           COM             552078107   7511      162040     SH         SOLE                  162040
ORAGENICS INC                  COM             684023104     62      138300     SH         SOLE                  138300
PATHMARK STORES INC NEW        COM             70322A101   2022      158600     SH         SOLE                  158600
PENN NATL GAMING INC           COM             707569109     59        1000     SH         SOLE                    1000
PLAYTEX PRODS INC              COM             72813P100   1472       80500     SH         SOLE                   80500
POGO PRODUCING CO              COM             730448107    138        2598     SH         SOLE                    2598
POGO PRODUCING CO              COM             730448107      2          35     SH   PUT   SOLE                      35
POLYMEDICA CORP                COM             731738100   2164       41200     SH         SOLE                   41200


   COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
   --------                    --------        --------   --------   --------------------  --------  --------    -------------------
                                                          FAIR       SHARES
                                                          MARKET     OR
                               TITLE OF        CUSIP      VALUE      PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           NUMBER     (000'S)    AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
REDDY ICE HLDGS INC            COM             75734R105   5446      206532     SH         SOLE                  206532
SEMCO ENERGY INC               COM             78412D109   2068      262165     SH         SOLE                  262165
SOLECTRON CORP                 COM             834182107    683      175000     SH         SOLE                  175000
TIERONE CORP                   COM             88650R108   7723      291746     SH         SOLE                  291746
UNITED RETAIL GROUP INC        COM             911380103   1587      116750     SH         SOLE                  116750
VULCAN MATLS CO                COM             929160109     14          43     SH   PUT   SOLE                      43
WASHINGTON GROUP               COM NEW         938862208   4113       46835     SH         SOLE                   46835
WELLS FARGO CO                 COM             949746101      2         442     SH   PUT   SOLE                     442
WILLIAMS SCOTSMAN INTL         COM             96950G102   2564       92542     SH         SOLE                   92542